Revenue - Disaggregated Revenues and Cost to Obtain a Contract (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of revenues
Total revenues, gross	$ 242,474	$ 234,189	$ 974,783	$ 971,620	$ 967,307
Deferred revenues adjustment	(1,882)	(164)
Revenues	240,592	234,025	974,345	968,468	917,634
Subscription revenues
Disaggregation of revenues
Total revenues, gross	193,235	192,492	805,518	794,097	785,717
Transactional revenues
Disaggregation of revenues
Total revenues, gross	$ 49,239	$ 41,697	$ 169,265	$ 177,523	$ 181,590